VANECK BIOTECH ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
China: 4.1%
BeiGene Ltd. (ADR) *	92,893	$20,430,887
Germany: 4.3%
BioNTech SE (ADR)	140,873	21,161,942
Ireland: 3.9%
ICON Plc (USD) *	98,205	19,076,321
Switzerland: 0.8%
CRISPR Therapeutics AG (USD) * †	91,759	3,730,003
United States: 87.1%
Alnylam Pharmaceuticals, Inc. *	91,065	21,641,597
Amgen, Inc.	229,727	60,335,499
Argenx SE (ADR) *	49,482	18,745,266
Biogen, Inc. *	87,133	24,128,870
BioMarin Pharmaceutical, Inc. *	189,152	19,575,340
Bio-Techne Corp.	188,807	15,648,324
Charles River Laboratories International, Inc. *	61,199	13,335,262
Exact Sciences Corp. *	194,543	9,631,824
Gilead Sciences, Inc.	504,935	43,348,670
Guardant Health, Inc. *	83,721	2,277,211
Illumina, Inc. *	109,870	22,215,714
Incyte Corp. *	195,553	15,706,817
	Number of Shares	Value
United States (continued)
Intellia Therapeutics, Inc. *	92,102	$3,213,439
IQVIA Holdings, Inc. *	122,566	25,112,548
Moderna, Inc. *	161,108	28,938,219
Natera, Inc. *	132,459	5,320,878
QIAGEN NV *	273,884	13,658,595
Regeneron Pharmaceuticals, Inc. *	35,925	25,919,528
Repligen Corp. *	60,792	10,292,694
Seagen, Inc. *	143,156	18,396,978
Vertex Pharmaceuticals, Inc. *	117,692	33,987,096
		431,430,369
Total Common Stocks (Cost: $498,223,476)		495,829,522

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2%
Money Market Fund: 0.2% (Cost: $1,210,628)
State Street Navigator Securities Lending Government Money Market Portfolio	1,210,628	1,210,628
Total Investments: 100.4% (Cost: $499,434,104)		497,040,150
Liabilities in excess of other assets: (0.4)%		(1,814,106)
NET ASSETS: 100.0%		$495,226,044

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,543,501.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	75.3%	$374,212,853
Life Sciences Tools & Services	24.2	119,339,458
Health Care Services	0.5	2,277,211
	100.0%	$495,829,522
1